Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Valuation Methodology and Significant Other Observable Inputs
As there was no observable market for the Series A Preferred Shares, these were recognized at $25,942,180, being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The applied valuation methodology was comprised the trifurcation of the value of the Series A Preferred Shares in three components namely, the “straight” preferred stock component, the embedded option component while an incremental value was also ascribed to the conversion at the variable conversion price. The sum of the these components was used to estimate the value for the Series A Preferred Shares at $25,942,180. The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Range (Weighted average)
“Straight” Preferred stock component	Discounted Cash Flow model	• Weighted average cost of Capital	11.88%
Embedded Option Component	Black Scholes	• Volatility	107.92%
		• Risk free rate	4.02%
		• Weighted average cost of Capital	11.88%
		• Strike price	$10.546
		• Share price (April 14, 2025)	$5.80
Incremental value at variable conversion price	Probability adjusted method	• 5-day VWAP and discount to conversion day closing price (5th day)	$4.50 (10% discount)
			$4.00 (20% discount)
		• Probability ascribed for 10% lower 5-day VWAP	75%
		• Probability ascribed for 20% lower 5-day VWAP	25%
		• Assumed share price	$5.00